Summary of Significant Accounting Policies (Detail Textuals)	6 Months Ended	12 Months Ended
	Jun. 30, 2018 Segment	Dec. 31, 2017 Segment	Dec. 31, 2016 USD ($) Segment
Summary Of Significant Accounting Policies [Line Items]
Impairment loss recognized from intangible assets | $			$ 496,467
Number of operating business segment			1
Number of reportable segments	2	2
U. S. statutory income tax rate		34.00%	34.00%
Corporate income tax rate effective in 2018		21.00%
Furniture
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		5 years
Electronic equipment
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		3 years
Vehicle | Minimum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		5 years
Vehicle | Maximum
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		10 years
Office building
Summary Of Significant Accounting Policies [Line Items]
Property and Equipment estimated useful life		20 years